COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 157,704	$ 183,783
Accumulated Depreciation	(59,084)	(49,468)
Net Book Value	98,620	134,315
Computers and office equipment [Member]
Cost	803
Accumulated Depreciation
Net Book Value	803
Machinery and equipment [Member]
Cost	145,287	170,180
Accumulated Depreciation	(54,860)	(47,241)
Net Book Value	90,427	122,939
Vehicles [Member]
Cost	11,614	13,603
Accumulated Depreciation	(4,224)	(2,227)
Net Book Value	$ 7,390	$ 11,376